Discontinued Operations (Schedule Of Discontinued Cash Flow Financial Information Relating To Subsidiaries) (Detail) (Segment, Discontinued Operations [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by/(used in) operating activities	$ 330.0	$ 433.5	$ 360.3
Net cash used in financing activities	(125.0)
Net cash (used in)/provided by investing activities	379.6	491.6	(17.9)
Net cash provided by/(used in) discontinued operations	584.6	925.1	342.4
Tysabri [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by/(used in) operating activities	383.0	338.8	257.1
Net cash provided by/(used in) discontinued operations	383.0	338.8	257.1
Prothena [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by/(used in) operating activities	(53.0)	(19.7)	(9.1)
Net cash used in financing activities	(125.0)
Net cash (used in)/provided by investing activities	(1.3)	(0.6)	(2.6)
Net cash provided by/(used in) discontinued operations	(179.3)	(20.3)	(11.7)
EDT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by/(used in) operating activities		114.4	112.3
Net cash (used in)/provided by investing activities	380.9	492.2	(15.3)
Net cash provided by/(used in) discontinued operations	$ 380.9	$ 606.6	$ 97.0